STOCK-BASED COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION EXPENSE
STOCK-BASED COMPENSATION EXPENSE

7.    STOCK-BASED COMPENSATION EXPENSE

Stock Option Plan

In connection with the Business Combination, the Company adopted the 2021 Incentive Award Plan (the “2021 Plan”), under which the Company grants cash and equity incentive awards to directors, employees (including named executive officers) and consultants in order to attract, motivate and retain the talent for which the Company competes. The Company terminated the 2016 Stock Plan, provided that the outstanding awards previously granted under the 2016 Plan continue to remain outstanding under the 2016 Plan. Under the 2021 Plan, as of December 31, 2021, the Company has authorized to issue a maximum number of 58,713,535 shares of Class A common stock, with annual increases beginning January 1, 2022 and ending on and including January 1, 2031 of 5% of the aggregate number of shares of Class A common stock outstanding on the last day of the preceding calendar year.

The Company adopted the 2016 Stock Plan in October 2016 (the “Plan”). The 2016 Plan authorized the grant of incentive stock options, non-statutory stock options, and restricted stock awards to employees, directors, and consultants. The 2016 Plan also initially reserved 993,542 shares of common stock (8,941,878 shares post-split in June 2018) for issuance and designated forfeited option shares to be returned to the option reserve. Options may be early exercised and are exercisable for a term of 10 years from the date of grant.As of December 31, 2020, the Company’s board of directors had authorized 33,959,633 shares to be reserved for options grants under the 2016 Plan. The Company had 6,523,460 shares available for issuance as of December 31, 2020.

Stock Option Valuation

The Company utilizes the Black-Scholes option pricing model for estimating the fair value of options granted, which requires the input of highly subjective assumptions.

The Company calculates the fair value of each option grant on the grant date using the following assumptions:

Expected Term — The Company uses the simplified method when calculating expected term due to insufficient historical exercise data.

Expected Volatility — As the Company’s shares are not actively traded, the volatility is based on a benchmark of comparable companies within the automotive and energy storage industries.

Expected Dividend Yield — The dividend rate used is zero as the Company does not have a history of paying dividends on its common stock and does not anticipate doing so in the foreseeable future.

Risk-Free Interest Rate — The interest rates used are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.

	Years Ended December 31,
	2021	2020
Risk-free interest rate	0.55-1.09%	0.29-1.63%
Expected term (in years)	5.47-6.07	5.66-6.28
Expected dividend yield.	0%	0%
Expected volatility	36.88-46.74%	31.29-36.85%

The following table presents the impact of stock-based compensation expense on the Statements of Operations for the years ended December 31, 2021 and 2020 respectively (in thousands):

	Years Ended
	December 31,
	2021	2020

Research and development	$16,594	$743
General, and administrative	30,961	99
Sales and Marketing	$52	$—
Total stock-based compensation expense	$47,607	$842

Total stock-based compensation that was capitalized into internally developed software asset was $0.2 million and $0.1 million during the years ended December 31, 2021 and 2020, respectively.

Option Activity

Changes in stock options are as follows:

			Weighted
		Weighted	Average	Aggregate
	Number	Average	Remaining	Intrinsic
	of Options	Exercise Price	Contractual	Value
	Outstanding	Per Share	Term (years)	(in thousands)
Outstanding at December 31, 2019	23,191,158	$0.07	8.29	$9,469
Granted	6,787,303	0.28
Exercised	(1,934,106)	0.07		1,226
Cancelled	(2,627,039)	0.10
Outstanding at December 31, 2020	25,417,316	$0.12	7.68	$15,194
Granted	3,152,285	0.78
Exercised	(1,781,794)	0.15		6,123
Cancelled	(1,429,352)	0.21
Outstanding at December 31, 2021	25,358,455	$0.20	6.89	$215,093
Vested and exercisable as of December 31, 2021	17,675,057	$0.10	6.17	$151,634

The weighted-average grant date fair value of stock options issued for the years ended December 31, 2021 and 2020 were, $1.86 and $0.42, respectively. The total intrinsic value of stock options exercised was $6.1 million and $1.2 million for the years ended December 31, 2021 and 2020, respectively. The fair value of awards vested in the years ended December 31, 2021 and 2020 was $2.4 million and $1.0 million, respectively.

Restricted Stock Units

During the period ended December 31, 2021, the Company granted RSUs to its employees. The RSUs are subject to performance and service-based vesting conditions satisfied over four years with one-fourth of the award vesting after the first-year anniversary and one-forty eighth of the award vesting monthly thereafter. The related stock-based compensation is recognized based on a graded attribution method. For the period ended December 31, 2021, the Company recognized stock-based compensation associated with such RSUs as the performance condition has been met as of November 10, 2021, in the amount of $25.9 million. The company recognized the expense based on an accelerated attribution method.

As of December 31, 2021, there was $55.4 million unrecognized stock-based compensation expense related to outstanding RSUs granted to employees, with a weighted-average remaining vesting period of 4.0 years.

The Company’s RSUs activity for the year ended December 31, 2021 was as follows:

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding at December 31, 2020	—	$—
Granted	9,630,307	8.44
Forfeited	(9,194)	8.48
Vested	(4,339)	9.01
Outstanding at December 31, 2021	9,616,774	$8.44

Performance Stock Units

During the year ended December 31, 2021, the Company granted PSUs to its employees. The PSUs are subject to certain market and performance-based conditions which require the Company to become a registered public company and meet market conditions that are based on the Company achieving six different valuation tranches as derived from the achievement of escalating share price thresholds of $20.00, $35.00, $50.00, $65.00, $80.00 and $100.00 (calculated based on the 90-day volume weighted average price or, in the event of a change in control, the fair market value based on the terms of such change in control) following the first anniversary of the consummation of the Business Combination. The market condition can be achieved over ten years in relation to the pre-money valuation prior to the Business Combination. Once the performance condition has been achieved or is considered probably of being achieved, the related stock-based compensation is recognized based on a graded attribution method. For the period ended December 31, 2021, given the performance condition was achieved through the Business Combination, the Company recognized stock-based compensation associated with such PSUs in the amount of $4.5 million. The company recognized the expense based on an accelerated attribution method.

As of December 31, 2021, there was $83.6 million unrecognized stock-based compensation expense related to outstanding PSUs granted to employees, with a weighted-average remaining vesting period of 8.74 years.

The Company’s PSUs activity for the year ended December 31, 2021 was as follows:

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding at December 31, 2020	—	$—
Granted	44,715,756	1.97
Forfeited	—	—
Vested	—	—
Outstanding at December 31, 2021	44,715,756	$1.97

Common Stock Units

The Company issued shares of Class A common stock upon the exercise of certain Embark warrants issued for services at the time of consummation of the Business Combination, which was subject to vesting terms, with the shares being subject to cancellation. These warrants were exercised on a cashless basis, with the unvested shares being excluded from the stockholders’ equity. Early exercises are reclassified to additional paid-in capital as the Company’s cancellation right lapses. The number of unvested shares of Class A common stock were 1,481,065 as of December 31, 2021.

As of December 31, 2021, there was $4.2 million unrecognized stock-based compensation expense related to outstanding Common Stock Units (“CSUs”) granted to non-employees, with a weighted-average remaining vesting period of 2.37 years.

The Company's CSUs activity for the year ended December 31, 2021 was as follows:

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding at December 31, 2020	—	$—
Granted	2,256,861	2.48
Forfeited	—	—
Vested	(775,796)	2.48
Outstanding at December 31, 2021	1,481,065	$2.48